Cost of Sales - Schedule of cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of sales [Abstract]
Inventory expensed	$ 4,436	$ 2,998	$ 5,985
Royalties	364	257	322
Other expenses	877	1,155	816
Total	$ 5,677	$ 4,410	$ 7,123